Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Common stock repurchased	$ 91,448,000	[1]	$ 133,757,000	[1]	$ 45,111,000	[1]
Preferred Stock Shares Issued	1,000		0
Preferred Stock Liquidation Preference Value	100,000		0
Common Stock [Member]
Common stock - cash dividends declared per share	$ 0.20		$ 0.04		$ 0.04
Common stock repurchased	5,223,000		9,064,000		3,925,000
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased	$ 87,600,000		$ 131,000,000		$ 44,100,000
Class A Preferred Stock [Member]
Preferred Stock Dividends Per Share Declared	$ 5,838.33		$ 0		$ 0

[1]	2013, 2012 and 2011 include $87.6 million, $131.0 million, and $44.1 million, respectively, repurchased under the share repurchase program launched in 2011.